Leases, Undiscounted Cash Flows of Lease Liability (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Undiscounted Cash Flows of Lease Liability [Abstract]
1 year	$ 1,317,670
1-2 years	1,304,628
2-3 years	1,284,643
3-4 years	1,269,159
4-5 years	1,269,159
5+ years	634,580
Total undiscounted cashflow	7,079,839
Interest	(403,694)
Lease liability as of June 30, 2026	6,676,145
Thereof current lease liability as of June 30, 2026	1,184,457		$ 1,203,769
Thereof non-current lease liability as of June 30, 2026	5,491,688		$ 6,213,857
Sublease income	$ 500,000	$ 500,000